Operating Lease and Asset Retirement Obligations - Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Asset Retirement Obligations [Line Items]
Beginning asset retirement obligation	$ 1,835	$ 1,667	$ 1,498
Liabilities incurred during year		63	71
Liabilities settled during year
Accretion expense	75	105	98
Liability transferred upon sale of business	(1,910)
Ending asset retirement obligation		$ 1,835	$ 1,667